OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

	30 June 2026	31 December 2025
	£m	£m
Loans and advances to customers:	303	322
Other debt instruments	22	24
Equity securities	3	3
	328	349